Summarised financial information - summarised financial information of income statement (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 12,340	£ 13,441
(Loss)/profit from operations		4,258	5,935
Net finance income/(costs)		(305)	(921)
Profit/(loss) before taxation		5,600	5,303
Taxation on ordinary activities		(1,041)	(1,268)
Profit/(loss) for the period		4,559	4,035
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		(10)	(521)
Dividend income		0	0
Net finance income/(costs)		285	244
Profit/(loss) before taxation		275	(277)
Taxation on ordinary activities		0	0
Profit/(loss) for the period		275	(277)
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		(1)	0
Dividend income		0	0
Net finance income/(costs)		(19)	(96)
Profit/(loss) before taxation		(20)	(96)
Taxation on ordinary activities		(26)	(2)
Profit/(loss) for the period		(46)	(98)
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		(12)	(1)
Dividend income		0	1
Net finance income/(costs)		794	567
Profit/(loss) before taxation		782	567
Taxation on ordinary activities		(6)	7
Profit/(loss) for the period		776	574
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		0	0
Dividend income		0	0
Net finance income/(costs)		0	0
Profit/(loss) before taxation		0	0
Taxation on ordinary activities		0	0
Profit/(loss) for the period		0	0
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		(1)	15
Dividend income		2,519	2,276
Net finance income/(costs)		(233)	(267)
Profit/(loss) before taxation		2,285	2,024
Taxation on ordinary activities		55	64
Profit/(loss) for the period		2,340	2,088
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		1	4
Dividend income		0	0
Net finance income/(costs)		(32)	0
Profit/(loss) before taxation		(31)	4
Taxation on ordinary activities		(90)	(1)
Profit/(loss) for the period		(121)	3
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		187	144
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(3)	(513)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		161	267
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	1
Net finance income/(costs)		739	802
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	(8)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		0	7
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		2,519	2,276
Net finance income/(costs)		12	60
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		11	25
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		£ 0	£ 3

[1]	Revenue is net of duty, excise and other taxes of £16,509 million and £18,721 million for the six months ended 30 June 2024 and 30 June 2023, respectively.